Income Taxes - Summary of income tax expenses (benefits) from continuing operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
State:
Current					$ 9	$ 3
Total State					9	3
Income tax provision	$ 0	$ 0	$ 8	$ 3	$ 9	$ 3